INCOME TAXES - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
INCOME TAXES - 10Q [Abstract]
INCOME TAXES
9.	INCOME TAXES

The Company operates through its subsidiaries, which are subject to several tax jurisdictions, as follows:

a)	Bahamas

The earnings from shipping operations were derived from sources outside the Bahamas and such earnings were not subject to Bahamian taxes.
b)	Panama

The earnings from shipping operations were derived from sources outside Panama and such earnings were not subject to Panamanian taxes.

c)	Paraguay

Our subsidiaries in Paraguay are subject to Paraguayan corporate income taxes.

d)	Argentina

Our subsidiaries in Argentina are subject to Argentine corporate income taxes.

In Argentina, the tax on minimum presumed income ("TOMPI"), supplements income tax since it applies a minimum tax on the potential income from certain income generating-assets at a 1% tax rate. The Companies' tax obligation in any given year will be the higher of these two tax amounts. However, if in any given tax year TOMPI exceeds income tax, such excess may be computed as payment on account of any excess of income tax over TOMPI that may arise in any of the ten following years.

e)	Brazil

Our subsidiaries in Brazil are subject to Brazilian corporate income taxes.

Income taxes in Brazil include federal income tax and social contribution (which is an additional federal income tax). Income tax is computed at the rate of 15%, plus a surtax of 10% on the amount that exceeds Brazilian reais 240,000 (equivalent to $108 at June 30, 2013) based on pretax income, adjusted for additions and exclusions established by the Brazilian tax legislation. Social contribution is calculated at the rate of 9%, on pretax income, in conformity with the tax law.

UP Offshore Apoio Maritimo Ltda., has foreign currency exchange gains recognized for tax purposes only in the period the debt (including intercompany transactions) is extinguished. A deferred income tax liability is recognized in the period the foreign currency exchange rate changes equal to the future taxable income at the applicable tax rate.

f)	Chile

Our subsidiary in the Ocean Business, Corporación de Navegación Mundial S.A. (Cor.Na.Mu.S.A.) is subject to Chilean corporate income taxes.

g)	United Kingdom (UK)

Our subsidiary in the Offshore Supply Business, UP Offshore (UK) Limited, is not subject to corporate income tax in the United Kingdom, rather, it qualifies under UK tonnage tax rules and pays a flat rate based on the net tonnage of qualifying PSVs.

h)	United States of America (US)

Under the US Internal Revenue Code of 1986, as amended, or the Code, 50% of the gross shipping income of our vessel owning or chartering subsidiaries attributable to transportation that begins or ends, but that does not both begin and end, in the US are characterized as US source shipping income. Such income is subject to 4% US federal income tax without allowance for deduction, unless our subsidiaries qualify for exemption from tax under Section 883 of the Code and the Treasury Regulations promulgated thereunder.

For the six-month period ended June 30, 2013, our subsidiaries did not derive any US source shipping income. Therefore our subsidiaries are not subject to any U.S. federal income taxes, except our ship management services provided by Ravenscroft.

9.	INCOME TAXES

The Company operates through its subsidiaries, which are subject to several tax jurisdictions, as follows:

a)	Bahamas

The earnings from shipping operations were derived from sources outside the Bahamas and such earnings were not subject to Bahamian taxes.

b)	Panama

The earnings from shipping operations were derived from sources outside Panama and such earnings were not subject to Panamanian taxes.

c)	Paraguay

Our subsidiaries in Paraguay are subject to Paraguayan corporate income taxes.

d)	Argentina

Our subsidiaries in Argentina are subject to Argentine corporate income taxes.

In Argentina, the tax on minimum presumed income ("TOMPI"), supplements income tax since it applies a minimum tax on the potential income from certain income generating-assets at a 1% tax rate.  The Companies' tax obligation in any given year will be the higher of these two tax amounts.  However, if in any given tax year TOMPI exceeds income tax, such excess may be computed as payment on account of any excess of income tax over TOMPI that may arise in any of the ten following years.

e)	Brazil

Our subsidiaries in Brazil are subject to Brazilian corporate income taxes.

Income taxes in Brazil include federal income tax and social contribution (which is an additional federal income tax). Income tax is computed at the rate of 15%, plus a surtax of 10% on the amount that exceeds Brazilian reais 240,000 (equivalent to $117 at December 31, 2012) based on pretax income, adjusted for additions and exclusions established by the Brazilian tax legislation. Social contribution is calculated at the rate of 9%, on pretax income, in conformity with the tax law.

UP Offshore Apoio Maritimo Ltda., has foreign currency exchange gains recognized for tax purposes only in the period the debt (including intercompany transactions) is extinguished.  A deferred income tax liability is recognized in the period the foreign currency exchange rate changes equal to the future taxable income at the applicable tax rate.

f)	Chile

Our subsidiary in the Ocean Business, Corporación de Navegación Mundial S.A. (Cor.Na.Mu.S.A.) is subject to Chilean corporate income taxes.

g)	United Kingdom (UK)

Our subsidiary in the Offshore Supply Business, UP Offshore (UK) Limited, is not subject to corporate income tax in the United Kingdom, rather, it qualifies under UK tonnage tax rules and pays a flat rate based on the net tonnage of qualifying PSVs.

h)	United States of America (US)

Under the U.S. Internal Revenue Code of 1986, as amended, or the Code, 50% of the gross shipping income of our vessel owning or chartering subsidiaries attributable to transportation that begins or ends, but that does not both begin and end, in the U.S. are characterized as U.S. source shipping income.  Such income is subject to 4% U.S. federal income tax without allowance for deduction, unless our subsidiaries qualify for exemption from tax under Section 883 of the Code and the Treasury Regulations promulgated thereunder.

For the three years in the period ended December 31, 2012, our subsidiaries did not derive any US source shipping income.  Therefore our subsidiaries are not subject to any U.S. federal income taxes, except our ship management services provided by Ravenscroft.

Income tax expense (benefit) from continuing operations (which includes TOMPI) is comprised of:

	For the years ended December 31,
	2012	2011	2010

Current income tax expense	$1,385	$1,904	$4,529
Deferred income tax (benefit) expense	(4,354)	(3,641)	1,834
	$(2,969)	$(1,737)	$6,363

Ultrapetrol's pre-tax income for the three years in the period ended December 31, 2012 was taxed in foreign jurisdictions (principally Argentina, Brazil and Paraguay).

The table below shows for each jurisdiction's total income tax expense and statutory tax rate:

	For the years ended December 31,
	2012	2011	2010

Brazil (34%)	$7	$-	$1,723
Argentina (35%)	1,255	1,110	623
Paraguay (10%)	48	403	1,725
Others	75	391	458
Current income tax expense	1,385	1,904	4,529
Deferred income tax (benefit) expense	(4,354)	(3,641)	1,834
Income tax (benefit) expense	$(2,969)	$(1,737)	$6,363

Reconciliation of income tax expense (benefit) to taxes calculated based on the statutory tax rate is as follows:

	For the years ended December 31,
	2012	2011	2010
(Loss) income from continuing operations before income taxes	$(65,733)	$(19,972)	$1,958
Sources not subject to income tax	51,203	20,835	8,609
	(14,530)	863	10,567
Tax rate	35%	35%	35%
Tax (benefit) expense at statutory tax rate	(5,085)	302	3,698
Rate differential	348	(184)	(306)
Change in valuation allowance	1,549	197	1,215
Effects of foreign exchange changes related to our foreign subsidiaries	(1,479)	(4,020)	1,174
Income tax witholding in foreign jurisdictions	825	572	349
Others	873	1,396	233
Income tax (benefit) expense	$(2,969)	$(1,737)	$6,363

The Company's deferred income tax assets have been reduced by intercompany profits from the sale of river barges within the group.  The Company has deferred income tax expense in Argentina in 2012 and 2011 amounting to $2,541 and $ 4,630, respectively and recognizes them as income tax expense as the river barges are consumed through using.  The balance as of December 31, 2012 of $ 7,010 was reflected as non-current assets.

At December 31, 2012, Argentinean subsidiaries had a consolidated credit related to TOMPI of $4,068 that expires from 2013 through 2022.  At December 31, 2012, Argentinean subsidiaries had accumulated benefit from tax loss carryforwards ("NOLs") for a consolidated total of $7,110 that expire from 2013 through 2017.  The Company believes it is more likely than not that the Company's subsidiaries NOLs and TOMPI credit, with exception of $2,192 of NOLs and $703 of TOMPI credit, will be utilized through the turnaround of existing temporary differences, future taxable income, tax strategies or a combination thereof.

As of December 31, 2012, the valuation allowance for deferred tax assets is increase from $1,346 in 2011 to $2,895 in 2012, principally related with the increase in the Argentinean subsidiaries.

At December 31, 2012, the Brazilian subsidiaries had benefit from NOLs for a consolidated total of $1,678 that do not expire but the usage is limited to 30% of the taxable income in any year.

The components of net deferred income tax liabilities included on the balance sheets were as follows:

	At December 31,
	2012	2011
Deferred income tax assets
Other, deferred income tax current assets	$109	$286
NOLs	8,788	2,339
TOMPI credit	4,068	3,694
Other	421	3,453
Total deferred income tax noncurrent assets	13,277	9,486
Valuation allowance of deferred income tax assets	(2,895)	(1,346)
Net deferred income tax noncurrent assets	10,382	8,140
Deferred income tax liabilities
Vessels and equipment, net	13,176	11,292
Intangible assets	272	332
Unrealized exchange differences	2,120	3,851
Other	220	263
Total deferred income tax noncurrent liabilities	15,788	15,738
Net deferred income tax liabilities	$(5,297)	$(7,312)

As of January 1, 2012 and 2011, and for the years ended December 31, 2012 and 2011, the Company did not have any unrecognized tax positions.  In addition, the Company does not expect to hold unrecognized tax positions within the next twelve months.  Furthermore, the Company has elected to classify interest and penalties related to unrecognized tax positions, if and when required, as part of financial and operating expenses, respectively, in the consolidated statements of operations.  For the years ended December 31, 2012 and 2011, the Company has no accrued interest and penalties related to unrecognized tax positions.